Non-current interest-bearing liabilities (Tables)	3 Months Ended
Mar. 31, 2022
Non-current interest-bearing liabilities
Schedule of non-current interesting-bearing liabilities

	March 31,		December 31,
(SEK in thousands)	2022	2021	2021
Opening balance	189,164	—	—
New borrowings	—	—	199,524
Transaction costs paid	—	—	(14,858)
Interest expense	1,196	—	2,145
Exchange difference on translation	2,271	—	2,353
Closing balance	192,632	—	189,164